Debt (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Debt Disclosure [Abstract]
Schedule of Terms and Carrying Value of Debt Instrument
The terms and carrying value of each debt instrument at February 28, 2013 and May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	February 28, 2013	May 31, 2012
Debt Instruments
European facilities	No Maturity Date	Interest Free	EUR	€2.0	€2.8
				$2.6	$3.5
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$104.6	$2,234.7
Term loan facility	July 25, 2017	LIBOR + 3.75%	USD	$2,122.1	$—
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€168.2	€835.6
				$220.1	$1,039.6
Term loan facility	July 25, 2017	LIBOR + 4.00%	EUR	€661.0	€—
				$864.9	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD	$—	$—
Cash flow revolving credit facility	April 25, 2017	LIBOR + 3.50%	USD/EUR	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	USD	$—	$—
Asset-based revolving credit facility	July 25, 2017	LIBOR + 1.75%	EUR	€—	€—
Senior cash pay notes	October 15, 2017	10%	USD	$—	$761.0
Senior PIK toggle notes	October 15, 2017	10.375% - 11.125%	USD	$—	$771.0
Senior subordinated notes	October 15, 2017	11.625%	USD	$—	$1,015.0
Senior notes	August 1, 2020	6.500%	USD	$1,825.0	$—
Senior subordinated notes	October 1, 2020	6.500%	USD	$800.0	$—
Premium on notes				$39.1	$3.0
Total debt				$5,978.4	$5,827.8

The terms and carrying value of each debt instrument at May 31, 2012 are set forth below:

(U.S. dollars and euros in millions)	Maturity Date	Interest Rate	Currency	May 31, 2012	May 31, 2011
Debt Instruments
Non-U.S. facility	No Maturity Date	Interest Free	EUR	€2.8	€3.9
				$3.5	$5.6
Term loan facility	March 25, 2015	LIBOR + 3.00%	USD	$2,234.7	$2,258.1
Term loan facility	March 25, 2015	LIBOR + 3.00%	EUR	€835.6	€844.4
				$1,039.6	$1,206.3
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD	—	—
Cash flow revolving credit facility	September 25, 2013	LIBOR + 2.00%	USD/EUR	$/ € —	$/ € —
Asset-based revolving credit facility	September 25, 2013	LIBOR + 1.25%	USD	—	—
Senior cash pay notes	October 15, 2017	10%	USD	$761.0	$761.0
Senior PIK toggle notes	October 15, 2017	103/8% / 11 1/8%	USD	$771.0	$771.0
Senior subordinated notes	October 15, 2017	11 5/8%	USD	$1,015.0	$1,015.0
Premium on notes				$3.0	$3.3
Total debt				$5,827.8	$6,020.3

Schedule of Short-term Borrowings
As of May 31, 2012 and 2011, short-term borrowings consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Senior secured credit facilities	$34.3	$35.9
Non-U.S. facility	1.3	1.5
Total	$35.6	$37.4

Schedule of Long-term Obligations
Summarized in the table below are the Company’s long-term obligations as of May 31, 2012:

(in millions)	Total	2013	2014 and 2015	2016 and 2017	2018 and thereafter
Long-term debt (including current maturities)	$5,827.8	$35.6	$3,240.0	$—	$2,552.2